Taxation	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Taxation
10.
Taxation
(a)
Income tax expense

Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)
Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)
Hong Kong

Under the current tax laws of Hong Kong, TME Hong Kong is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME Hong Kong is not subject to Hong Kong profits tax.

(iii)
PRC

Under the Corporate Income Tax (“CIT”) Law in the PRC, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%, except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) and “Software Enterprise” (“SE”), and enterprise established in certain special economic development zones. Qualified HNTE is eligible for a preferential tax rate of 15%. Qualified SE is entitled to an exemption from income tax for the first two years, commencing from the first profitable year, and a reduction of half tax rate for the next three years.

Beijing Kuwo, Yeelion Online and TME Tech Shenzhen have been recognized as HNTE by relevant government authorities and were entitled to a preferential tax rate of 15% for the years ended December 31, 2023, 2024 and 2025. For the year ended December 31, 2023, Guangzhou Fanxing Entertainment Information Technology Co., Ltd. (“Fanxing”), a subsidiary of the Group, was recognized as HNTE by relevant government authorities and was entitled to a preferential tax rate of 15%. Guangzhou Shiyinlian Software Technology Co., Ltd. (“Shiyinlian”) was qualified as an SE and was entitled to a reduced tax rate of 12.5% for the year ended December 31, 2023. Shiyinlian was recognized as HNTE by relevant government authorities and was entitled to a preferential tax rate of 15% for the years ended December 31, 2024 and 2025.

Certain subsidiaries of the Group are entitled to other tax concession, mainly include the preferential tax rate of 15% applicable to some subsidiaries located in certain area of PRC upon fulfillment of certain requirements of the respective local government.

Furthermore, certain subsidiaries of the Group are subject to other preferential tax treatment for certain reduced tax rates ranging from 5% to 9%.

(iv)
Withholding tax

Under the current CIT Law, dividends for earnings derived from January 1, 2008 and onwards paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Under the tax arrangement between the PRC and Hong Kong, the reduced withholding tax rate for dividends paid by PRC entities is 5% provided the Hong Kong investors meet the requirements as stipulated by relevant PRC tax regulations, such as the beneficiary owner test.

(v)
OECD Pillar Two model rules

The OECD published Pillar Two model rules in December 2021, with the effect that a jurisdiction may enact domestic tax laws (“Pillar Two legislation”) to implement the Pillar Two model rules on a globally agreed common approach. A Pillar Two legislation applies to a member of a multinational group within the scope of the Pillar Two model rules (i.e., a multinational Group that has annual revenue of EUR 750 million or more in the Consolidated Financial Statements of the Ultimate Parent Entity in at least two of the four Fiscal Years immediately preceding the tested Fiscal Year), which the Group’s ultimate holding company Tencent Holdings Limited (“Tencent”) is reasonably expected to fall into. As a partially owned parent entity (“POPE”) of Tencent, it imposes a top-up tax on Group’s profits arising in a jurisdiction whenever the effective tax rate determined by the Pillar Two model rules on a jurisdictional basis is below a minimum rate of 15%.

As at December 31, 2025, the Group mainly operates in Chinese Mainland and Hong Kong. Pillar Two legislation has been effective in Hong Kong since January 1, 2025 and the current tax exposure for the year ended December 31, 2025 is immaterial. While Pillar Two legislation is not yet enacted or substantively enacted in Chinese Mainland as at December 31, 2025, it is estimated that the Group’s income tax would not be materially different had such legislation been in effect for the year ended December 31, 2025. The Group will continue assessing the Pillar Two tax exposure and the impacts on its consolidated financial statements accordingly. Regarding deferred income tax accounting, the Group has applied the exception to recognizing and disclosing deferred income tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Current income tax	814	1,668	1,969
Deferred income tax (note b)	11	(65)	(45)
Total income tax expense	825	1,603	1,924

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2023, 2024 and 2025, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Profit before income tax	6,045	8,712	13,277
Tax calculated at a tax rate of 25%	1,511	2,178	3,319
Effects of different tax rates applicable to different subsidiaries of the Group	(34)	(84)	(227)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(888)	(932)	(1,234)
Expense not deductible for tax purposes	187	39	93
Income not subject to tax	(1)	(61)	(486)
Unrecognized deferred income tax assets	32	69	43
Utilization of previously unrecognized tax assets	(45)	(52)	(55)
Withholding tax on the earnings remitted or expected to be remitted by subsidiaries	75	440	441
Others	(12)	6	30
	825	1,603	1,924

The Group’s profit before tax consists of:

	Year ended December 31,
	2023 RMB’million	2024 RMB’million	2025 RMB’million
Non-PRC	311	578	2,950
PRC	5,734	8,134	10,327
	6,045	8,712	13,277

(b)
Deferred income tax

	As at December 31,
	2024	2025
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	158	195
Deferred revenue	29	43
Accruals	185	199
Lease liabilities	61	65
Others	50	55
Total deferred tax assets	483	557
Set-off of deferred tax assets pursuant to set-off provisions	(61)	(59)
Net deferred tax assets	422	498
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	173	386
Right-of-use assets	58	59
Withholding tax on earnings expected to be remitted by subsidiaries	-	86
Others	28	32
Total deferred tax liabilities	259	563
Set-off of deferred tax liabilities pursuant to set-off provisions	(61)	(59)
Net deferred tax liabilities	198	504

The recovery of deferred income tax:

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Gross deferred tax assets:
to be recovered after more than 12 months	29	63
to be recovered within 12 months	454	494
	483	557
Set-off of deferred tax assets pursuant to set-off provisions	(61)	(59)
Net deferred tax assets	422	498
Gross deferred tax liabilities:
to be recovered after more than 12 months	113	365
to be recovered within 12 months	146	198
	259	563
Set-off of deferred tax liabilities pursuant to set-off provisions	(61)	(59)
Net deferred tax liabilities	198	504

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Lease liabilities	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2024	144	17	177	76	13	427
Credited/(charged) to income statement	14	12	8	(15)	37	56
At December 31, 2024	158	29	185	61	50	483
Credited to income statement	37	14	14	4	5	74
At December 31, 2025	195	43	199	65	55	557

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As at December 31, 2024 and 2025, the Group did not recognize deferred income tax assets of RMB93 million and RMB90 million respectively in respect of cumulative tax losses amounting to RMB543 million and RMB561 million, respectively. These tax losses will expire from 2026 to 2035.

The movements of deferred income tax liabilities were as follows:

	Intangible assets	Right-of-use assets	Withholding tax on the earnings expected to be remitted by subsidiaries	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2024	167	72	75	-	314
(Credited)/charged to income statement	(23)	(14)	-	28	(9)
Withholding tax paid	-	-	(75)	-	(75)
Business combinations	29	-	-	-	29
At December 31, 2024	173	58	-	28	259
(Credited)/charged to income statement	(62)	1	86	4	29
Business combinations	275	-	-	-	275
At December 31, 2025	386	59	86	32	563